Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	₩ 13,336,856	₩ 12,791,613
Investments in joint ventures, carrying amount	48,408	20,158
Investments in associates and joint ventures	₩ 13,385,264	₩ 12,811,771	₩ 9,538,438
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Turkey
Joint ventures, Ownership (%)	50.00%	50.00%
Investments in joint ventures, carrying amount	₩ 15,921	₩ 12,487
Investments in associates and joint ventures	₩ 15,921	₩ 12,487	13,991
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Korea
Joint ventures, Ownership (%)	49.00%	49.00%
Investments in joint ventures, carrying amount	₩ 22,880	₩ 7,671
Investments in associates and joint ventures	₩ 22,880	₩ 7,671	16,474
Nextgen Broadcast Services Co LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	USA
Joint ventures, Ownership (%)	50.00%
Investments in joint ventures, carrying amount	₩ 7,961
Investments in associates and joint ventures	₩ 7,961
Nextgen Orchestration LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	USA
Joint ventures, Ownership (%)	50.00%
Investments in joint ventures, carrying amount	₩ 1,646
Investments in associates and joint ventures	₩ 1,646
Celcom planet [member]
Disclosure of investments in associates and joint ventures [Line Items]
Joint ventures, Country	Malaysia
Joint ventures, Ownership (%)		44.70%
Investments in associates and joint ventures		₩ 0
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	27.30%	27.30%
Investments in associates, carrying amount	₩ 568,459	₩ 551,548
Investments in associates and joint ventures	₩ 568,459	₩ 551,548	526,099
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	63.30%	63.30%
Investments in associates, carrying amount	₩ 311,552	₩ 281,684
Investments in associates and joint ventures	₩ 311,552	₩ 281,684	257,003
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	15.00%	15.00%
Investments in associates, carrying amount	₩ 294,756	₩ 288,457
Investments in associates and joint ventures	₩ 294,756	₩ 288,457	280,988
SK Telecom CS T1 Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	54.90%
Investments in associates, carrying amount	₩ 60,305
Investments in associates and joint ventures	₩ 60,305
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	28.60%	28.90%
Investments in associates, carrying amount	₩ 42,127	₩ 40,974
Investments in associates and joint ventures	₩ 42,127	₩ 40,974	38,718
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	China
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 14,342	₩ 13,486
Investments in associates and joint ventures	₩ 14,342	₩ 13,486
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Cayman Islands
Associates, Ownership (%)	49.00%	49.00%
Investments in associates, carrying amount	₩ 43,997	₩ 42,469
Investments in associates and joint ventures	₩ 43,997	₩ 42,469	42,511
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	20.10%	20.10%
Investments in associates, carrying amount	₩ 11,425,325	₩ 11,208,315
Investments in associates and joint ventures	₩ 11,425,325	₩ 11,208,315	8,130,000
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Netherlands
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 14,904	₩ 14,420
Investments in associates and joint ventures	₩ 14,904	₩ 14,420	13,853
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Spain
Associates, Ownership (%)	32.10%	32.10%
Investments in associates, carrying amount	₩ 13,698	₩ 13,313
Investments in associates and joint ventures	₩ 13,698	₩ 13,313
Grab Geo Holdings PTE LTD [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	30.00%
Investments in associates, carrying amount	₩ 31,269
Investments in associates and joint ventures	₩ 31,269
SK South East Asia Investment Pte. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Singapore
Associates, Ownership (%)	20.00%	20.00%
Investments in associates, carrying amount	₩ 250,034	₩ 111,000
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	USA
Associates, Ownership (%)	15.00%	15.00%
Investments in associates, carrying amount	₩ 40,016	₩ 37,075
Investments in associates and joint ventures	₩ 40,016	₩ 37,075
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	23.40%	23.40%
Investments in associates, carrying amount	₩ 63,469	₩ 63,801
Investments in associates and joint ventures	₩ 63,469	₩ 63,801	64,966
Content Wavve Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	30.00%
Investments in associates, carrying amount	₩ 83,640
Investments in associates and joint ventures	₩ 83,640
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Associates, Country	Korea
Associates, Ownership (%)	49.90%	49.90%
Investments in associates, carrying amount	₩ 13,620	₩ 28,549
Investments in associates and joint ventures	13,620	28,549
Health Connect Co., Ltd. and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in associates, carrying amount	65,343	96,522
Investments in associates and joint ventures	₩ 65,343	₩ 106,394	₩ 96,479